LEASES - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
ROU Assets	$ 155,128	$ 221,109
Liabilities:
Current lease liabilities	38,752	47,795
Long-term lease liabilities	156,029	303,717
Total lease liabilities	$ 194,781	$ 351,512
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities